First Trust Managed Municipal ETF Investment Objectives and Goals - First Trust Managed Municipal ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Managed Municipal ETF (FMB)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust Managed Municipal ETF’s (the “Fund”) primary investment objective is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation.